Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2011
Other Comprehensive Income [Abstract]
Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
Comprehensive Income is composed of the following:

	Year Ended December 31,
	2011		2010		2009
	Pre-tax	Net of Tax	Pre-tax	Net of Tax	Pre-tax	Net of Tax
Translation Adjustments (Losses) Gains	$(103)	$(105)	$(29)	$(35)	$583	$596
Unrealized Gains (Losses):
Changes in fair value of cash flow hedges - gains (losses)	30	22	46	31	(1)	(1)
Changes in cash flow hedges reclassed to earnings(1)	(14)	(9)	(28)	(18)	2	2
Other	(1)	(1)	(1)	(1)	1	1
Net unrealized gains (losses)	15	12	17	12	2	2

Defined Benefit Plans (Losses) Gains:
Actuarial/Prior service (losses) gains	(872)	(607)	(106)	(191)	(135)	(54)
Actuarial/Prior service amortization(2)	89	60	91	164	33	13
Curtailment gain - recognition of prior service credit	(107)	(66)	—	—	—	—
Fuji Xerox changes in defined benefit plans, net(3)	(31)	(31)	28	28	(36)	(36)
Other(4)	8	8	22	22	(92)	(92)
Change in defined benefit plans (losses) gains	(913)	(636)	35	23	(230)	(169)

Other Comprehensive (Loss) Income, net	(1,001)	(729)	23	—	355	429
Less: Other comprehensive (loss) income attributable to noncontrolling interests	(1)	(1)	—	—	1	1
Other Comprehensive (Loss) Income Attributable to Xerox	$(1,000)	(728)	23	—	354	428

Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
AOCL is composed of the following:

	December 31,
	2011	2010	2009
Cumulative translation adjustments	$(939)	$(835)	$(800)
Benefit plans net actuarial losses and prior service credits(1)	(1,803)	(1,167)	(1,190)
Other unrealized gains, net	26	14	2
Total Accumulated Other Comprehensive Loss	$(2,716)	$(1,988)	$(1,988)

(1)	Includes our share of Fuji Xerox.